Stock-Based Compensation - Schedule of Compensation Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Stock option plan expense	$ 42,095
Research & development expenses	2,393,000	$ 1,492,000
Selling & marketing expenses	2,653,000	2,441,000
General & administrative expenses	4,777,000	4,145,000
Class F Shares
Stock option plan expense	42,000
Research & development expenses
Selling & marketing expenses
General & administrative expenses	$ 42,000